Janus Henderson Global Allocation Fund - Moderate Expense Example, No Redemption - Class A C S I T Shares [Member] - Janus Henderson Global Allocation Fund - Moderate	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 661
Expense Example, No Redemption, 3 Years	845
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	1,618
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	916
Expense Example, No Redemption, 10 Years	1,786
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	351
Expense Example, No Redemption, 5 Years	610
Expense Example, No Redemption, 10 Years	1,350
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	220
Expense Example, No Redemption, 5 Years	383
Expense Example, No Redemption, 10 Years	858
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	270
Expense Example, No Redemption, 5 Years	470
Expense Example, No Redemption, 10 Years	$ 1,048